Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (2,171,873)	$ (5,803,047)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	407,632	333,835
Capital in lieu of executive compensation	0	127,516
Change in fair value of convertible debt	5,424,251	(2,389,000)
us-gaap_IncreaseDecreaseInOperatingCapitalAbstract
Prepaid expenses, deposits and other assets	(1,200,144)	85,104
Grant receivable	(915,404)	0
Accounts payable	565,169	79,154
Acccrued expenses and other liabilities	1,289,024	215,679
Net cash used in operating activities	(7,449,847)	(2,572,759)
Net assets assumed in connection with reverse recapitalization	11,887,757	0
Proceeds from sale of common stock	810,000	0
Payment of reverse recapitalization costs	(1,548,643)	0
Net cash provided by financing activities	11,149,114	0
Net increase (decrease) in cash and cash equivalents	3,699,267	(2,572,759)
Cash and cash equivalents at beginning of year	4,093,579	6,666,338
Cash and cash equivalents at end of year	7,792,846	4,093,579
us-gaap_SupplementalCashFlowInformationAbstract
Conversion of preferred stock to common stock	24,287,211	0
Conversion of Debt into Common Stock [Member]
us-gaap_SupplementalCashFlowInformationAbstract
Conversion of Convertible Notes	$ 6,989,749	$ 0